Consolidated statements of comprehensive income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of comprehensive income
Net income		€ 1,438,500	€ 2,225,657	€ 1,554,534
Components that will not be reclassified to profit or loss:
Actuarial gains (losses) on defined benefit pension plans		(99,613)	(28,070)	6,840
Income tax (expense) benefit related to components of other comprehensive income not reclassified		30,245	7,713	(27,393)
Total		(69,368)	(20,357)	(20,553)
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation		263,835	327,317	(1,284,173)
Gain (loss) related to cash flow hedges	[1]	(11,633)	23,560	27,983
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified		2,674	(6,734)	(8,407)
Total		254,876	344,143	(1,264,597)
Other comprehensive income (loss), net		185,508	323,786	(1,285,150)
Total comprehensive income		1,624,008	2,549,443	269,384
Comprehensive income attributable to noncontrolling interests		259,184	285,691	150,611
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA		€ 1,364,824	€ 2,263,752	€ 118,773

[1]	Including cost of hedging in the amount of €(1,962) and €(1,335) for the twelve months ended December 31, 2019 and 2018.